RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transactions
SCHEDULE OF KEY MANAGEMENT TRANSACTIONS

Key management includes the Company’s directors and members of the executive management team. Compensation awarded to key management for the three and nine months ended September 30, 2021 and 2020 included:

	For the three months ended September 30,		For the nine months ended September 30,
	2021	2020	2021	2020
Director fees	$91,928	$-	$263,148	$-
Management fees paid to a company controlled by CEO and director	84,444	73,500	190,225	203,900
Management fees paid to a company controlled by the President and director	56,223	-	143,191	-
Management fees paid to a company controlled by a former director	45,000	45,000	135,000	120,000
Salaries	197,882	111,292	470,240	245,006
Salaries paid to the former owner of the Company	-	23,051	-	86,097
Share-based payments	627,063	505,702	1,932,309	1,145,141
	$1,102,540	$758,545	$3,134,113	$1,800,144